Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ (49,472)	$ (509,553)	$ (15,437)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation	32,170	24,555	68,491
Depreciation and amortization	252,354	107,950	26,324
Amortization of license fee revenue	(97)	(97)	(97)
Noncash lease expense	2,509	12,181	275
Deferred income tax expense (benefit)	(5,045)	(11,749)	254
Issuance of common stock warrant for settlement of advisory fees			1,157
Impairment of Bitcoin		147,365	43,973
Impairment of goodwill		335,648
Impairment of miners		55,544
Change in fair value of Bitcoin	(184,734)
Change in fair value of derivative asset	(6,721)	(71,418)	(12,112)
Change in fair value of contingent consideration		(159)	975
Realized loss on sale of marketable equity securities		8,996
Realized gain on sale/exchange of long-term investment			(26,260)
Realized gain on sale of Bitcoin		(30,346)	(253)
Unrealized loss on marketable equity securities			13,655
Loss (gain) on sale/exchange of equipment	5,336	(16,281)
Casualty-related charges	1,526	9,688
Bitcoin Mining revenue	(188,996)	(156,870)	(184,422)
Proceeds from sale of Bitcoin	176,219	79,529	295
Changes in assets and liabilities:
(Increase)/decrease in operating assets	6,352	12,058	(7,148)
Increase/(decrease) in operating liabilities	(8,316)	3,489	4,248
Net cash provided by (used in) operating activities	33,085	530	(86,082)
Investing activities
Proceeds from the sale of marketable equity securities		1,808
Acquisition of Whinstone, net of cash acquired			(40,879)
Acquisition of ESS Metron, net of cash acquired			(29,567)
Proceeds from the sale of long-term investments			1,800
Deposits on equipment	(230,397)	(194,923)	(274,833)
Security deposits		(3,809)
Investment in convertible debt	(4,500)
Purchases of property and equipment, including construction in progress	(193,704)	(148,412)	(147,116)
Casualty-related recoveries	7,500
Proceeds from the sale of equipment	6,369
Patent costs incurred	(34)	(9,527)	(30)
Net cash provided by (used in) investing activities	(414,766)	(354,863)	(490,625)
Financing activities
Proceeds from the issuance of common stock / At-the-market offering	778,430	304,849	684,817
Offering costs for the issuance of common stock / At-the-market offering	(16,657)	(6,640)	(14,901)
Proceeds from exercise of common stock warrants			806
Payments on contingent consideration liability - future power credits		(15,725)
Proceeds from Credit and Security Facility	6,920
Repayments of Credit and Security Facility	(6,059)
Debt issuance costs	(77)
Repurchase of common shares to pay employee withholding taxes	(14,035)	(10,138)	(5,082)
Net cash provided by (used in) financing activities	748,522	272,346	665,640
Net increase (decrease) in cash and cash equivalents	366,841	(81,987)	88,933
Cash and cash equivalents at beginning of period	230,328	312,315	223,382
Cash and cash equivalents at end of period	597,169	230,328	312,315
Supplemental information:
Cash paid for interest	84
Cash paid for taxes	680
Non-cash transactions
Issuance of common stock for business combination			352,887
Reclassification of deposits to property and equipment	78,376	422,865	46,711
Construction in progress included in accrued expenses	23,451	16,621	2,423
Bitcoin exchanged for employee compensation	869	1,495	295
Conversion of preferred stock to common stock		11	11
Cumulative effect upon adoption of ASU 2023-08	5,994
Right of use assets exchanged for new operating lease liabilities	$ 1,249	10,333	$ 13,622
Property and equipment obtained in exchange transaction		$ 10,409